Borrowings - Schedule of borrowings (Detail) - AUD ($)	Dec. 31, 2024	Jun. 30, 2024
Disclosure of detailed information about borrowings [line items]
Current borrowings	$ 140,737	$ 634,191
Insurance Premium Funding [Member]
Disclosure of detailed information about borrowings [line items]
Current borrowings	$ 140,737	$ 634,191